Business Combination and Acquisition - Bridge2 Solutions Pro Forma (Details) - Bridge2 Solutions, LLC $ in Thousands	10 Months Ended
Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Revenue	$ 30,774
Net Loss	$ (11,085)